UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Tax-Exempt Trust
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended February 28th

Item 1.                                   Schedule of Investments

RESERVE TAX-EXEMPT TRUST-INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2006  (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-99.6%	Value

	ARIZONA-5.0%
$37,775,000	Apache County IDA for Tucson Electric Power Co., 3.17% - 3.22%, 12/15/18(a)	$37,775,000
2,000,000	Apache County IDA for Tucson Electric Power Co., 3.17%, 12/1/20(a)	2,000,000
3,600,000	Arizona HCF for Royal Oaks, 3.19%, 3/1/27(a)	3,600,000
1,200,000	Arizona State Univesity Proj, 3.17%, 7/1/45 (a)(c)	1,200,000
5,445,000	Electric Systems Rev Ser A, 3.19%, 11/1/35(a)	5,445,000
2,775,000	Notre Dame School of Phoenix, 3.22%, 5/1/21(a)	2,775,000
1,000,000	Phoenix IDR for Del Mar Terrace, 3.2%, 10/1/29(a)	1,000,000
3,400,000	Pima County IDA for Tucson Electric Power Co., Series A, 3.22%, 12/1/22(a)	3,400,000
		57,195,000

	CALIFORNIA-8.4%
14,500,000	California State Economy Recovery Series C-8, 2.94%, 7/1/23(a)	14,500,000
31,470,000	California State Economy Recovery Series C-11, 3.17%, 7/1/23(s)	31,470,000
200,000	California Statewide for Covenant Retirement Community, 3.16%, 12/1/25(a)	200,000
7,900,000	California Water Department Reserve Powersupply, Series B-6, 3.03%, 5/1/22(a)	7,900,000
6,000,000	California Water Department Reserve Powersupply, Series G-7, 3.16%, 5/1/17(a)	6,000,000
395,000	Contra Costa Cops, Series F, 3.23%, 8/1/23(a)	395,000
4,000,000	Dublin County Multi Hsg for Park Sierra, Series A, 3.21%, 6/1/28(a)	4,000,000
1,000,000	Grand Promenade Project, 3.15%, 4/1/32(a)	1,000,000
2,600,000	Irvine Ranch Water Cap Import, 2.91%, 8/1/16(a)	2,600,000
7,000,000	Pacific Gas & Electric-F, 2.97%, 11/1/26(a)	7,000,000
900,000	Santa Clara County El Cammo Hospital District, 3.05%, 8/1/15(a)	900,000
6,200,000	Subseries A-1, 3.15%, 5/1/40(a)	6,200,000
700,000	Turlock Trans Project Series A, 2.94%, 1/1/31(a)	700,000
13,145,000	Wadham Energy LP, 3.2%, 11/1/17(a)	13,145,000
		96,010,000

	COLORADO-2.7%
6,600,000	Bear Creek School Project, 3.2%, 10/1/32(a)	6,600,000
400,000	Broomfield IDA for Buckeye Investments, 3.21%, 12/1/09(a)	400,000
20,900,000	Colorado HFA for Adventist Health Sunbelt, Series B, 3.19%, 11/15/34(a)	20,900,000
2,800,000	University of Colorado, Series B, 3.19%, 11/15/35(a)(c)	2,800,000
		30,700,000

	CONNECTICUT-1.6%
640,000	Connecticut DAR for Pierce Memorial Baptist, 3.14%, 10/1/28(a)	640,000
585,000	Connecticut HEFA for Hotchkiss School, Series A, 3.15%, 7/1/30(a)	585,000
2,500,000	Connecticut HEFA for Yale University, Series X-3, 3%, 7/1/35(a)	2,500,000
8,865,000	Connecticut HEFA for Yale University, Series V2, 3%, 7/1/36(a)	8,865,000
590,000	Connecticut HFA, Series D-3, 3.19%, 5/15/33(a)	590,000
800,000	Connecticut Special Tax for Transportation Infrastructure, Series 1, 3.17%, 9/1/20(a)	800,000
1,240,000	Connecticut State Development Authority for Independent Living Project, 3.19%, 7/1/15(a)	1,240,000
1,700,000	Connecticut State Development Authority for Solid Waste, 3.23%, 8/1/23(a)	1,700,000
990,000	Hartford Redev. Agency MHR for Underwood Towers Project, 3.17%, 6/1/20(a)	990,000
900,000	Shelton County HFA for Crosby Commons Project, 3.23%, 1/1/31(a)	900,000
		18,810,000

	FLORIDA-5.6%
16,960,000	Alachua County Oak Hammock Uiversity Florida Project, 3%, 10/1/32(a)	16,960,000
635,000	Bonia Community Health-Series A, 3.2%, 12/1/29(a)	635,000
150,000	Broward County Education FACS Authority-City College Project, 3.19%,11/1/31(a)	150,000
2,255,000	Capital Finance Authority for Glenridge Palmer Ranch, 3%, 6/1/12(a)	2,255,000
9,200,000	Collier County for Clevland Health Clinic, 2.99%, 1/1/35(a)	9,200,000
300,000	Duval County HFA for Lighthouse Bay Apartments, 3.18%, 12/1/32(a)	300,000
5,945,000	Florida HFA for Collins Cove Senior Apartments, 3.24%, 2/1/36(a)	5,945,000
3,000,000	Florida HFA for Wellesley Apartments, Series O, 2.96%-3.24%, 8/1/35(a)	3,000,000
6,875,000	Florida HFC Multifamily for Bridgewater Club, 3.24%, 6/1/34(a)	6,875,000
4,920,000	Florida HFC Multifamily for Magnolia Pointe Apts., Series J, 3.25%, 6/1/39(a)	4,920,000
1,100,000	Orange County for YMCA, Series A, 3.24%, 5/1/27(a)	1,100,000
5,510,000	Palm Beach County for Morse Obligation Group, 3.21%, 5/1/33(a)	5,510,000
6,700,000	Palm Beach County for Raymond F Kravis Center, 3.15%, 7/1/32(a)	6,700,000
		63,550,000

	GEORGIA-2.5%
1,196,294	Georgia Muni Assoc. Pool Bd. COP, 3.2%, 12/15/20(a)	1,196,294
9,675,000	Marietta HFA for Woold Glen, 3.18%, 7/1/24(a)	9,675,000
4,800,000	Municipal Electric Authority Project One B, 3.13%, 1/1/16(a)	4,800,000
12,500,000	Papeville Hotel Part, 2.93%, 11/1/15(a)	12,500,000
		28,171,294

	IOWA-0.6%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center, 3.2%, 8/1/15(a)	1,000,000
5,725,000	Iowa Community Project, Series C, 3.19%, 11/15/34(a)	5,725,000
		6,725,000

	LOUISIANA-4.7%
1,000,000	Lake Charles District Revenue for Conoco, Series A, 3.2%, 9/1/29(a)	1,000,000
956,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.23%, 8/1/07(a)	956,000
956,000	Louisiana Environmental Facilities Community DAR, Series A, 3%-3.2%, 11/01/34(a)	956,000
30,000,000	Louisiana Local Government Shreveport Utility Systems Project, 3.2%, 11/134(a)	30,000,000
56,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A 2.97%, 9/1/17(a)	56,000
100,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 2.96%, 9/1/14(a)	100,000
5,000,000	Louisiana Offshore Terminal Loop Inc, 3.19%, 9/1/08(a)	5,000,000
56,000	Louisiana PFA for Kenner Hotel Ltd., 2.93%,12/1/15(a)	56,000
19,000	Louisiana PFA, 3.75%, 7/1/33(a)	19,000
60,000	Louisiana PFA, Multi-family, 3.2%, 6/15/31(a)	60,000
456,000	Port of New Orleans N.O. Cold Storage Project, 3.29%, 11/22(a)	456,000
9,356,000	South Louisiana Port Holman Inc. Project, 3.26%, 1/1/27(a)	9,356,000
4,919,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.2%, 7/1/18(a)	4,919,000
1,347,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.22%, 7/1/21(a)	1,347,000
		54,281,000

	MARYLAND-5.1%
3,900,000	Howard County for Vantage House Facility, Series A, 3.19% 6/1/32(a)	3,900,000
1,000,000	Maryland State Health & Higher Education for Carnegie Institute, 3.2%, 10/1/37(a)	1,000,000
1,975,000	Maryland State Health & Higher Education for Trinity College, 3.2%, 11/1/26(a)	1,975,000
9,040,000	Maryland State HEFA for Adventist Health Care, Series A, 3.2%, 1/1/35(a)	9,040,000
10,000,000	Maryland State HEFA for Adventist Health Care, Series B, 3.2%, 1/1/35(a)	10,000,000
10,150,000	Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 3.15%, 7/1/13(a)	10,150,000
22,000,000	Montgomery County EDA for Riderwood Village Inc., 3.21%, 3/1/34(a)	22,000,000
		58,065,000

	MASSACHUSETTS-5.0%
2,390,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.29%, 10/1/29(a)	2,390,000
200,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.23%, 1/1/35(a)	200,000
12,700,000	Massachusetts DFA for Brooksby village project, 3.18%, 7/1/32(a)	12,700,000
9,645,000	Massachusetts DFA for Jewish Geriatric Services, 3.18%, 5/15/34(a)	9,645,000
662,000	Massachusetts DFA for Smith College, 3.10%, 7/1/24(a)	662,000
180,000	Massachusettes DFA for Gann Academy Project, 2.905%, 6/1/32(a)	180,000
10,425,000	Massachusetts DFA for Salem Community Corp, 3.2%, 1/1/35(a)	10,425,000
300,000	Massachusetts GO, Series 97-B, 3.18%, 9/1/16(a)	300,000
400,000	Massachusetts Series B, 2.95%,9/1/16(a)	400,000
100,000	Massachusetts HEFA for Berklee College of Music, Series D, 3.08%, 10/1/27(a)	100,000
300,000	Massachusetts HEFA for Massachusetts Institute of Technology, Series J-2, 3.05%, 7/1/31(a)	300,000
6,740,000	Massachusetts HEFA CAP A, 2.95%, 1/1/35(a)	6,740,000
100,000	Massachusetts HEFA for Wellesley College, Series E,3.16%,7/1/22(a)(c)	100,000
9,250,000	Massachusetts HEFA for University of Massachusetts, Series A, 3.15%, 11/1/30(a)(c)	9,250,000
200,000	Massachusetts HEFA for Williams College, Series E, 3.18%, 8/1/14(a)(c)	200,000
300,000	Massachusetts ST Losell Mills Assoc LP Ser 95,3.30%, 12/1/20(a)	300,000
2,095,000	Massachusetts HFA for Single Family Housing, 3.19%, 12/1/30(a)	2,095,000
470,000	Massachusetts WRA, Series B, 3.19%, 8/1/37(a)	470,000
1,100,000	Massachusetts WRA, Series D, 3.19%, 11/1/26(a)	1,100,000
100,000	Massachusetts WSR, Series A, 3.15% 11/1/24(a)	100,000
		57,657,000

	MICHIGAN-7.3%
1,100,000	Jackson County EDC for Thrifty Leoni Inc., 3.22%, 12/1/14(a)	1,100,000
15,625,000	Jackson County EDC for Vista Grande Villa, 2.98%, 11/1/31(a)	15,625,000
2,850,000	Detrroit, MI Sewer Disposal,3.13%, 7/1/33(a)	2,850,000
150,000	Milan Mich Area Schools, 3.18%, 5/01/30(a)	150,000
450,000	Ann Arbor MI Econ For Glacier Hills Inc Project,2.98%,11/01/25(a)	450,000
75,000	Ann Arbor MI Econ For Glacier Hills Inc Project,3.03%,11/01/25(a)	75,000
5,880,000	Ann Arbor MI Econ For Glacier Hills Inc Project, 3.53%, 11/01/25(a)	5,880,000
100,000	Garden City MI For Hosp Group SER 96 A, 3.22%, 9/1/26(a)	100,000
7,245,000	Green Lake Twp MI For EDA Interlocken Ctr, 3.18%, 6/1/34(a)	7,245,000
235,000	Michigan State Hospital For Hospital Equip Loan Prog,3.18%. 12/1/23(a)	235,000
1,260,000	Michigan HDA for River Places Apts, 3.20%, 06/01/18(a)	1,260,000
5,395,000	Michigan HDA for Berrien Woods, Series A, 3.30%, 7/1/32(a)	5,395,000
85,000	Michigan HDA Series 97A, Series B, 2.70%,04/1/19(a)	85,000
345,000	Michigan Strategic Fund for Peachwood Ctr Assoc, 3.21%, 6/1/16(a)	345,000
400,000	Michigan Strategic Fund for Clark Retirement Community, 3.18%, 6/1/31(a)	400,000
110,000	Michigan Strategic Fund for Grayling Gen Solid Waste, 3.25%, 1/1/14(a)	110,000
2,585,000	Michigan Strategic Fund for Haven Christian Services, 3.21%, 11/15/34(a)	2,585,000
18,240,000	Michigan Strategic Fund for Henry Ford Museum Village, 3.02%, 12/1/33(a)	18,240,000
140,000	Michigan Strategic Fund for M&P Cap LLC, Series A, 3.27%, 6/1/34(a)	140,000
750,000	Michigan Strategic Fund for Mot LLC Project, 3.21%, 12/1/34(a)	750,000
550,000	Oakland University, 3.20%, 3/1/31(a)	550,000
19,260,000	Wayne Charter County Detroit Met Cnty A, 3.24%, 12/1/16(a)	19,260,000
1,000,000	Woodhaven Brownstown School District, Series B, 1.86%, 5/1/34(a)	1,000,000
		83,830,000

	MINNESOTA-1.4%
70,000	Andover Senior Housing for Presbyterian Homes,3.18%, 11/15/33(a)	70,000
153,000	Cohasset for Minnesota Power & Light, 3.21%, 6/1/13(a)	153,000
2,508,000	Minneapolis Fairview Health Svcs, 3.17%, 11/15/32(a)	2,508,000
105,000	Minneapolis Revenue f0r People Serving People Project, 3.05%, 10/1/21(a)	105,000
2,067,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3%, 10/1/30(a)	2,067,000
605,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3%, 10/1/32(a)	605,000
2,143,000	Minnesota HEFA for Carleton College Series 6D, 3.12%, 4/1/35(a)	2,143,000
1,846,000	Minnesota State HFA for Residential Housing, 3.25%, 1/1/35(a)	1,846,000
67,000	Regents University, Series A, 3.23%, 7/1/08(a)	67,000
5,185,000	State of Minnesota G.O. Bond, 5%, 8/1/06(a)	5,223,519
52,000	St. Louis Park Catholic Fin Corp., 3.21%, 10/1/25(a)	52,000
771,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.18%, 10/1/33(a)	771,000
80,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.20%, 10/1/33(a)	80,000
		15,690,519

	MISSOURI-0.5%
190,000	Platte County IDR for Platte Care Facility, 3.2%, 10/1/10 (a)	190,000
5,400,000	Missouri HEFA SSM Health Care Series C3, 3.19%, 6/1/23(a)	5,400,000
		5,590,000

	NEVADA-2.2%
19,500,000	Carson City Tahoe Hospital Project Series B, 3.19%, 9/1/33(a)	19,500,000
5,450,000	Carson City Tahoe Regional Medical Center, 3.19%, 9/1/35(a)	5,450,000
		24,950,000

	NEW JERSEY-3.3%
4,800,000	New Jersey EDA for Airis Newark Project , 3.14%, 1/1/19(a)	4,800,000
1,800,000	New Jersey EDA Thermal Energy Marian Energy LLC, 3.14%, 9/1/31(a)	1,800,000
9,700,000	New Jersey EDA for Newark Container LLC, 3.23%, 7/1/30(a)	9,700,000
600,000	New Jersey for Hospital Capital Asset, Series A, 3.11%, 7/1/35(a)	600,000
1,300,000	New Jersey HCF for Communtity Hospital Group, Series A-1, 3.16%, 7/1/20(a)	1,300,000
595,000	New Jersey HCF for St. Barnabas Hospital, Series A, 3.16%, 7/1/31(a)	595,000
2,660,000	New Jersey Sports Authority Expo, Series C, 3.12%, 9/1/24(a)	2,660,000
13,000,000	New Jersey State Tax & Revenue Antic NTES, Series A, 4%, 6/23/06(a)	13,030,571
2,775,000	Port Authority NY, NJ Bayeische Landesbank, 2.98%, 8/1/24(a)	2,775,000
		37,260,571

	NEW MEXICO-2.5%
28,050,000	Farmington County PCR for Arizona Public Service, Series B, 2.96%, 9/1/24(a)	28,050,000

	NEW YORK-20.3%
2,100,000	New York City Housing Development Corp, 3.19%, 1/1/36(a)	2,100,000
11,000,000	Metropolitan Transit Authority, 3.18%, 11/01/35(a)	11,000,000
8,000,000	Metropolitan Transit Authority,Sub Series E-1, 3.14%, 11/01/35(a)	8,000,000
4,100,000	New York City GO, Series H-2, 2.98%, 8/1/14(a)	4,100,000
6,550,000	New York City GO, Series E-3, 2.93%, 8/1/14(a)	6,550,000
32,100,000	New York City Water, 2.98%, 6/15/18(a)	32,100,000
13,850,000	New York City Water, 2.98%, 6/15/33(a)	13,850,000
5,500,000	New York City Water, 2.92%, 06/15/23(a)	5,500,000
27,325,000	New York City Water, 2.98%, 6/25/25(a)	27,325,000
20,200,000	New York City IDA for Korean Airlines, Series A, 3.21%, 11/1/24(a)	20,200,000
1,300,000	New York State HFA for Bleecker Terrace Apt., 3.21%, 7/1/15(a)	1,300,000
4,200,000	New York State HFA for W 43rd St., 3.20%, 11/1/34(a)	4,200,000
25,000,000	New York State LGAC., Series 1993A, 3.15%, 4/1/22(a)	25,000,000
35,500,000	New York State LGAC., 3.10%, 4/1/25(a)	35,500,000
10,795,000	New York State LGAC, 3.12%, 4/1/25(a)	10,795,000
9,790,000	Westchester NY IDA for 3.19%, 1/1/31(a)	9,790,000
15,000,000	New York City GO, Sub Series F-3, 9/1/35(a)	15,000,000
		232,310,000

	NORTH CAROLINA-0.1%
600,000	North Carolina EFA for Cardinal Gibbons, 3.19%, 8/1/14(a)	600,000
1,000,000	North Carolina Medical Care Community for Stanley Total Living Center, 3.25%, 4/1/18(a)	1,000,000
		1,600,000

	OHIO-3.2%
4,500,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.21%, 11/1/34(a)	4,500,000
200,000	Butler County HCF for Lifesphere, 3.06%, 5/1/27(a)	200,000
300,000	Clinton County for Wilmington Airport, 3.20%, 6/1/11(a)	300,000
3,800,000	Cuyahoga County EDA for Cleveland Botanical Gardens, 3.22%, 7/1/31(a)	3,800,000
2,170,000	Cuyahoga County for Cleveland Health Education Museum, 3.23%, 3/1/32(a)	2,170,000
300,000	Cuyahoga County HCF for Devon Oaks, 3.20%, 2/1/34(a)	300,000
7,400,000	Evandale County IDR for SHV Realty, Inc., 3.27%, 9/1/15(a)	7,400,000
290,000	Franklin County Hospital Revenue for U.S. Health Corp., 3.18%, 12/1/20(a)	290,000
1,060,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 3.18%, 12/1/21(a)	1,060,000
145,000	Geauga County for Heather Hill Inc,,3.19%, 7/123(a)	145,000
2,500,000	Hamilton County HCF, 3.2%, 6/1/35(a)	2,500,000
150,000	Hamilton County for Alliance Health, 3.08%, 1/1/18(a)	150,000
190,000	Kent State University Receipts, 3.20%, 05/01/31(a)	190,000
4,800,000	Licking County HCF, 3.19%, 11/1/33(a)	4,800,000
10,000	Marion County Hospital Improvement, Pooled Lease Program, 3.21%, 11/1/21(a)	10,000
690,000	Middleburgh Heights for Southwest General Hospital, 3.21%, 8/15/22(a)	690,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.17%, 2/1/14(a)	100,000
1,330,000	Ohio Higher EFA for Ashland University, 3.23%, 9/1/24(a)	1,330,000
100,000	Ohio Higher EFA for Case Western University, 3.17%, 10/1/31(a)	100,000
240,000	Ohio WDA PCR for Cleveland Electric, Series B, 3.23%, 8/1/20(a)	240,000
6,000,000	Paulding County for Waste Disposable, 2.95%, 8/1/26(a)	6,000,000
200,000	Toledo City Services Special Assessment, 2.50%, 12/1/06(a)	200,000
		36,475,000

	OKLAHOMA-0.0%^
500,000	Oklahoma City for Christian College, 3.45%, 7/1/15(a)		500,000

	OREGON-0.0%^
500,000	Portland MFH for South Park, 3.07%, 12/1/11(a)		500,000

	PENNSYLVANIA-5.1%
200,000	Pennsylvania State HEFA, 3.18%, 11/1/14(a)		200,000
6,100,000	Beaver County IDA for FirstEnergy Nuclear, 3.21%,1/1/35(a)		6,100,000
250,000	Chartier Valley Pa for Comm’l Dev 1133,3.21%, 8/1/07(a)		250,000
1,750,000	Delaware County IDR for Sun, Inc., 3.20%, 11/1/33(a)		1,750,000
7,900,000	Emmaus General Authority Revenue, Series G-18, 3.23%, 3/1/24(a)		7,900,000
775,000	Lawrence County for Villa Maria, 3.23%, 7/1/33(a)		775,000
1,215,000	Lebanon County HCF for ECC Retirement Village, 3.23%, 10/15/25(a)		1,215,000
2,700,000	Lehigh County IDA, 3.27%, 12/1/15(a)		2,700,000
2,000,000	Manheim Township School District, 3.18%, 5/1/23(a)		2,000,000
1,900,000	Montgomery County for Higher Ed. William Penn Charter, 3.21%, 9/15/31(a)		1,900,000
1,090,000	Pennsylvania Energy Development Auth, 3.24%, 12/1/11(a)		1,090,000
2,700,000	Philly Pa IDR for Fox Chase Cancer Ctr, 2.99%, 7/1/25(a)		2,700,000
10,370,000	Quakertown Pennsylvania General Authority Revenue, 3.20%, 7/1/26(a)		10,370,000
1,600,000	Schuykill County for Recovery Northeastern, 3.02%, 12/1/22(a)		1,600,000
1,000,000	Scranton Redevelopment Authority Revenue for Parking Facility, 3.23%, 6/1/33(a)		1,000,000
13,500,000	Westmoreland County Redstone Highland Apts, 3.20%, 1/1/36(a)		13,500,000
2,500,000	Wilkens Area IDA for Fairview Extended Care, Series B, 3.17 1/1/21(a)		2,500,000
			57,550,000

	PUERTO RICO-0.6%
1,429,000	Puerto Rico Government Development Bank, 3.06%, 12/1/15(a)		1,429,000
5,825,000	Puerto Rico Highway & Transportation Authority, Series A, 3.15%, 7/1/28(a)		5,825,000
			7,254,000

	TENNESSEE-0.1%
695,000	Chattanooga IDA for Baylor School, 3.19%, 11/1/16(a)		695,000

	TEXAS-5.2%
3,700,000	Harris County IDA for Baytank Houston, Inc., 3.21%, 2/1/20(a)		3,700,000
33,450,000	Texas State Tax and Revenue General Obligations, 4.5%, 8/31/06(a)		33,653,116
4,000,000	Texas Water Development Board State Revolving FD, 2.95%, 7/15/26(a)		4,000,000
18,000,000	Travis County Health Querencia Barton Creek-C, 3.2%, 11/15/35(a)		18,000,000
			59,353,116

	VIRGINIA-3.0%
15,150,000	Alexandria County IDA for Goodwin House, 2.98% - 2.61%, 10/1/35(a)		15,150,000
2,000,000	Arlington County Virginia Rev for Ballston Public Parking, 3.07%, 8/1/17(a)		2,000,000
425,000	Chesapeake County IDA for Cheaspeake General Hospital, Series B, 3.19%, 7/1/31(a)		425,000
655,000	Clarke County IDR Winchester Medical Center, 3.2%, 1/1/30(a)		655,000
120,000	Fairfax County EDA Smithsonian Institute, 3.15%, 12/1/33(a)		120,000
300,000	Hampton County MFH for Shoreline Apartments, 3.21%, 12/1/19(a)		300,000
1,300,000	Henrico County EDA for White Oaks Ltd Project, 3.25%, 10/1/27(a)		1,300,000
2,200,000	King George County Garnet of VA Inc Project, 3.24%, 9/1/21(a)		2,200,000
900,000	Norfolk IDR for Hospital Facilities-Children, 3.19%, 6/1/20(a)		900,000
2,395,000	Portsmouth Redevelopment & HSG - Multifamily, 3.24%, 6/1/30(a)		2,395,000
230,000	Richmond IDA for Cogentrix of Richmond Proj A, 3.08%, 12/1/17(a)		230,000
8,875,000	University of Virginia, Series A, 3.1%, 6/1/34(a)(c)		8,875,000
			34,550,000

	WASHINGTON-3.6%
16,350,000	Emerald Heights Project, 3.22%, 7/1/33(a)		16,350,000
24,500,000	Seattle Art Museum, 2.96%, 7/1/33(a)		24,500,000
			40,850,000

	Total Investments (Cost* $1,138,172,500)	99.6%	1,138,172,500
	Other assets, less liabilities	0.4	4,625,821
	Net Assets	100.0%	$1,142,798,321

RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS - FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-95.1%		Value
	CALIFORNIA - 95.1%
$3,000,000	California HFA Revenue Ser P, 3.23%, 2/1/27(a)		$3,000,000
3,720,000	Cailfornia Infra & Econ Dev Sri Intl Ser A, 3.17%, 9/1/28(a)		3,720,000
300,000	California Poll Ctl Wadham Energy Lp, 3.20%, 11/1/17(a)		300,000
2,500,000	California Poll Ctrl Finance Auth, 2.97%, 11/1/26(a)		2,500,000
2,635,000	California Poll Cntrl Colmac Energy Ser A, 3.19%, 12/01/16(a)		2,635,000
775,000	California Ssc Fin Cops Cap Impts Ser C, 3.10%, 7/1/22(a)		775,000
3,000,000	California State GO Sub Ser A-1, 3.15%, 5/1/40(a)		3,000,000
1,000,000	California State GO Sub Ser A-2, 3.15%, 5/1/40(a)		1,000,000
4,800,000	California State Dept Wt Res Power Supply Rev., Ser-Sub G-10, 3.22%, 5/1/18(a)		4,800,000
6,000,000	California State Dept Wt Res Power Supply Rev., Series B-4, 2.87%, 5/1/22(a)		6,000,000
4,300,000	California State Dept Wt Res Power Supply Rev., Series B-6, 2.90%, 5/1/22(a)		4,300,000
1,900,000	California State Dept Wt Res Power Supply Rev., Series B-3, 2.94%, 5/1/22(a)		1,900,000
7,200,000	California State Dept Wt Res Power Supply Rev., Series B-2, 3.03%, 5/1/22(a)		7,200,000
7,390,000	California State Dept Of Water Water Supply, 3.18%, 5/1/22(a)		7,390,000
6,140,000	California State Econ Recovery Ser C-6, 2.90%, 7/1/23(a)		6,140,000
6,200,000	California Statewide CDA Covenant Retirement Cm, 3.16%, 12/1/25(a)		6,200,000
2,200,000	California Statewide CDA for Early Education Community Center 3.17%, 9/1/31(a)		2,200,000
2,175,000	Chula Vista Charter City for Home Depot, Inc., 3.11%, 12/1/10(a)		2,175,000
2,900,000	Dublin Calif Multi HSG Park Sierra Ser A, 3.21%, 6/1/28(a)		2,900,000
1,400,000	Fremont Calif COP Family Res Ctr, Ser 98, 3.15%, 8/1/28(a)		1,400,000
1,000,000	Freemont Calif COP Family Res Ctr, Ser 88, 3.15%, 8/1/30(a)		1,000,000
900,000	Irvine Calif, Assmnt Dist #97-16, 2.90%, 9/2/22(a)		900,000
829,000	Irvine Calif, Assmnt Dist #87-8, 2.90%, 9/2/24(a)		829,000
2,346,000	Irvine Calif, Imp Bd Dist # 0-18 Ser A, 2.90%, 9/2/26(a)		2,346,000
2,200,000	Irvine Ranch Calif, Wtr Dist , 2.90%, 10/1/10(a)		2,200,000
4,500,000	Long Beach Calif, Hbr Rev, Ser A, 3.20%, 5/27/27(a)		4,500,000
4,000,000	Los Angeles Calif MFH Grnd Promenade Proj, 3.15%, 4/1/32(a)		4,000,000
3,400,000	Los Angeles Calif, Community Redev Multifamily HSG, Series A, 3.20%, 12/1/38(a)		3,400,000
1,300,000	Metro Dist So, California Waterworks Rev Ser-B-2, 3.15%, 7/1/28(a)		1,300,000
1,300,000	Metro Dist So, California Waterworks Rev Ser-C-2, 2.84%, 7/1/36(a)		1,300,000
1,665,000	Orange County Sanitation Authority, 3.15%, 8/1/13(a)		1,665,000
2,900,000	Riverside Cnty Calif Cmnty Fac Dist, 3.18%, 9/1/14(a)		2,900,000
4,000,000	San Francisco Calif City & Cnty Redev Agy Rev Dist No 4, 3.17%, 8/1/31(a)		4,000,000
1,400,000	Santa Ana Calif, Uni School Dist., 3.15%, 7/1/15(a)		1,400,000
4,500,000	Santa Clara Calif, El Cammo Hosp. District, Series B, 3.05%, 8/1/15(a)		4,500,000
3,700,000	Stockton California HCF for Dameron Hosp., Series A, 2.95%, 12/1/32(a)		3,700,000
7,565,000	Turlock Irrigation Disrict Transportation Ser A, 2.94%, 1/1/31(a)		7,565,000
1,800,000	Tustin California Impt 1915 Reassmnt Dist No. 95-2-A, 2.90%, 9/2/13(a)		1,800,000

			118,840,000

	Total Investment (Cost*$118,840,000)	95.1%	118,840,000
	Other Assets, Less Liabilities	4.9%	6,091,917
	Net Assets	100.0%	$124,931,917

RESERVE TAX-EXEMPT TRUST - CONNECTICUT TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-84.6%		Value
	CONNECTICUT - 79.7%
$1,060,000	Connecticut State Go Series 97B, 3.18%, 5/15/14(a)		$1,060,000
1,205,000	Connecticut State Go Series 1A, 3.17%, 2/15/21(a)		1,205,000
100,000	Connecticut HEFA for Yale University Series T1, 2.95%, 7/1/29(a)(c)		100,000
1,000,000	Connecticut HEFA for Yale University Series T2, 3.16%, 7/1/29(a)(c)		1,000,000
100,000	Connecticut HEFA for Yale University, Series V-2, 3.00%, 7/1/36(a)(c)		100,000
1,215,000	Connecticut HEFA for Hotchkiss School, Series A, 3.15%, 7/1/30(a)(c)		1,215,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.17%, 7/1/30(a)		1,000,000
1,200,000	Connecticut HEFA for Klingberg Family Center, 3.17%, 7/1/32(a)		1,200,000
1,210,000	Connecticut HFA, Sub Series D-3, 3.19%, 5/15/33(a)		1,210,000
1,400,000	Connecticut Special Tax Obligation for Transportation Infrastructure, 3.17%, 9/1/20(a)		1,400,000
2,400,000	Connecticut State DAR for Solid Waste, 3.23%, 8/1/23(a)		2,400,000
2,150,000	Connecticut DAR for Pierce Memorial Baptist, 3.14%, 10/1/28(a)		2,150,000
1,220,000	Connecticut DAR for Independent Living, 3.19%, 7/1/15(a)		1,220,000
1,210,000	Hartford Redev. Agency MHR for Underwood Towers Project, 3.17%, 6/1/20(a)		1,210,000
2,020,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.16%, 1/1/22(a)		2,020,000
500,000	New Canaan Housing Authority for Geer Woods Project, 3.18%, 8/1/31(a)		500,000
725,000	Shelton County HFA for Crosby Commons Project, 3.23%, 1/1/31(a)		725,000
			19,715,000

	PUERTO RICO - 4.9%
1,210,000	Puerto Rico Comwlth Govt Dev Bank, 2.75%, 12/1/15(b)		1,210,000
			1,210,000

	Total Investments (Cost* $20,925,000)	84.6%	20,925,000
	Other Assets, Less Liabilities	15.4	3,804,015
	Net Assets	100.0%	$24,729,015

RESERVE TAX-EXEMPT TRUST - FLORIDA TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 94.9%		Value
	FLORIDA - 94.1%
$2,040,000	Alachua County HFA for Oak Hammock University, 3.00%, 10/1/32(a)		$2,040,000
1,850,000	Broward County Florida EFA, City College Project, 3.19%, 11/1/31(a)		1,850,000
1,930,000	Broward County HFA for Jacaranda Village Apartments, 3.21%, 9/1/22(a)		1,930,000
2,355,000	Capital Finance Authority for Glenride Palmer Ranch, 3.00%, 6/1/12(a)		2,355,000
4,515,000	Collier County for Cleveland Health Clinic, 2.99%, 1/1/35(a)		4,515,000
645,000	Dade County IDA for Florida Power & Light, 3.01%, 6/1/21(a)		645,000
1,925,000	Dade County IDA for Dolphins Stadium, Series C, 3.16%, 1/1/16(a)		1,925,000
2,100,000	Dade County Water Service, 3.17%, 10/5/22(a)		2,100,000
2,200,000	Duval County HFA for Lighthouse Bay Apartments, 3.18%, 12/1/32(a)		2,200,000
600,000	Florida HEFA Saint Thomas University Project, 2.96%, 1/1/19(a)		600,000
2,000,000	Florida HFC Multifamily for Bridgewater Club, 3.24%, 6/1/34(a)		2,000,000
1,630,000	Florida HFC Multifamily for Magnolia Pointe Apartments, 3.25%, 6/1/39(a)		1,630,000
900,000	Florida HFC Multifamily for Wellesley Apartments, 2.96%, 8/1/35(a)		900,000
2,080,000	Jacksonville Florida Dist Energy System Ser A, 3.17%, 10/1/34(a)		2,080,000
2,295,000	Lee County IDA for Bonita Community Health Services, Series A, 3.20%, 12/1/29(a)		2,295,000
700,000	Manatee County PCR for Florida Power & Light, 3.02%, 9/1/24(a)		700,000
4,300,000	Miami Dade County IDA for Airis Miami LLC, Series A, 3.25%, 10/15/25(a)		4,300,000
1,185,000	Orange County YMCA, Series A, 3.24%, 5/1/27(a)		1,185,000
4,490,000	Palm Beach County for Morse Obligation Group, 3.21%, 5/1/33(a)		4,490,000
2,700,000	Palm Beach County for Raymond F Kravis Center Project, 3.15%, 7/1/32(a)		2,700,000
1,800,000	Palm Beach County for School Board, Series B, 3.18%, 8/1/27 (a)		1,800,000
1,000,000	Pinellas County HFA, 3.20%, 11/1/15(a)		1,000,000
2,000,000	Port Orange for Palmer College, 3.21%, 10/1/32(a)		2,000,000
2,300,000	Putnam County Dev. Authority PCR for Florida Power & Light, 3.02%, 9/1/24(a)		2,300,000
500,000	Sarasota County HCF for Bay Village, 3.24%, 12/1/23(a)		500,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.38%, 2/1/11(a)		200,000
400,000	University of North Florida Capital Improvements Project, 3.23%, 11/1/24(a)		400,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 3.30%, 9/1/21(a)		700,000
			51,340,000

	NEW YORK - 2.9%
385,000	New York City General Obligation 1994 Series A, 2.92%, 8/1/16(a)		385,000
1,200,000	New York City General Obligation 1993 Series E3, 2.93%, 8/1/23(a)		1,200,000
			1,585,000

	PUERTO RICO - 3.0%
1,647,000	Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)		1,647,000

	Total Investments (Cost* $54,572,000)	94.9%	54,572,000
	Other Assets, Less Liabilities	5.1	2,913,800
	Net Assets	100.0%	$57,485,800

RESERVE TAX-EXEMPT TRUST - MASSACHUSETTS TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-97.3%		Value

$1,900,000	Massachusetts DFA for Brooksby Village Project, 3.18%, 7/1/32(a)		$1,900,000
445,000	Massachusetts DFA for Dean College, 3.17%, 10/1/29(a)		445,000
720,000	Massachusetts DFA for Gann Academy Project, 3.51%, 6/1/32(a)		720,000
1,250,000	Massachusetts DFA for Jewish Geriatric Services, 3.18%, 5/15/34(a)		1,250,000
655,000	Massachusetts DFA for Mystic Valley School, 3.20%, 6/15/08(a)		655,000
1,000,000	Massachusetts DFA for Salem Community Corporation, 3.20%, 1/1/35(a)		1,000,000
800,000	Massachusetts DFA for Smith College, 3.10%, 7/1/24-7/1/29(a)		800,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.19%, 10/15/11(a)		800,000
800,000	Massachusetts DFA IDR for You Incorporated, 3.17%, 9/1/32(a)		800,000
1,650,000	Massachusetts GO, Series 97-B, 3.18%, 9/1/16(a)		1,650,000
135,000	Massachusetts HEFA for Becker College, Series A-2, 3.30%, 7/1/09(a)		135,000
700,000	Massachusetts HEFA for Berklee College of Music, Series B, 3.08%, 10/1/27(a)		700,000
800,000	Massachusetts HEFA for Cap Asset Program, Series A & D, 2.93%-2.95%, 1/1/35(a)		800,000
700,000	Massachusetts HEFA for Harvard University, Series Y, 2.95%, 7/1/35(a)(c)		700,000
1,000,000	Massachusetts HEFA for MIT, Series J-2, 3.00%, 7/1/31(a)(c)		1,000,000
800,000	Massachusetts HEFA for Wellesley College, Series E, 3.16%, 7/1/22(a)(c)		800,000
700,000	Massachusetts HEFA for Williams College, Series E, 3.18%, 8/1/14(a)(c)		700,000
1,045,000	Massachusetts HFA for Single Family, 3.19%, 12/1/30(a)		1,045,000
220,000	Massachusetts IFA for Lowell Mills Association, Series 95, 3.30%, 12/1/20(a)		220,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.26%, 6/1/18(a)		600,000
700,000	Massachusetts WRA, Series 99-B, 3.14%, 8/1/28(a)		700,000
630,000	Massachusetts WRA, Series B, 3.19%, 4/1/28(a)		630,000
780,000	Massachusetts WRA, Series C, 3.19%, 8/1/37(a)		780,000
200,000	Massachusetts WRA, Series C, 3.02%, 8/1/20(a)		200,000
600,000	Massachusetts WRA, Series D, 2.97%, 8/1/17(a)		600,000
700,000	Massachusetts WSR, Series A, 3.15% 11/1/24(a)		700,000
			20,330,000

	Total Investments (Cost* $20,330,000)	97.3%	20,330,000
	Other Assets, Less Liabilities	2.7	559,926
	Net Assets	100.0%	$20,889,926

RESERVE TAX-EXEMPT TRUST - MICHIGAN TAX-EXEMPT  FUND

SCHEDULE OF INVESTMENTS - FEBUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 86.7%		Value
	MICHIGAN - 81.9%
$75,000	Ann Arbor Economic Development Corp for Glacier Hills INC, Series A, 3.53%, 11/1/25(a)		$75,000
200,000	Detroit Mich Sew Disp Rev. Var Series B, 2.97%, 7/01/33(a)		200,000
400,000	Garden City Hospital Finance Authority, Series 96-A, 3.22%, 9/1/26(a)		400,000
500,000	Grand Rapids Economical Development Corp for Baker Knapp & Tubbs, 3.20%, 6/1/12(a)		500,000
200,000	Jackson County Economic Development Corp for Vista Grande Villa- Series A, 2.98%, 11/01/31(a)		200,000
400,000	Jackson County for Thrify Leoni Inc, Series A, 3.22%, 12/1/14(a)		400,000
300,000	Jackson County for Vista Grande Villa, Series A, 2.98%, 11/1/31(a)		300,000
300,000	Michigan State Hospital Finance Authority for Hospital Equipment, Series A, 3.18%, 12/1/23(a)		300,000
555,000	Michigan State HSG Development Authority Multi-Family for Berrien Woods III, Series A, 3.30%, 7/1/32(a)		555,000
480,000	Michigan State HSG Development Authority Multi-Family for River Place Apts, 3.20%, 6/1/18(a)		480,000
580,000	Michigan State University Rev for GEN, Series A, 2.97%, 8/15/32(a)		580,000
700,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.25%, 1/1/14(a)		700,000
560,000	Michigan Strategic Fund for Haven Christian Services, 3.21%, 11/15/34(a)		560,000
200,000	Michigan Strategic Fund for Henry Ford Museum Village, 3.02%, 12/1/33(a)		200,000
360,000	Michigan Strategic Fund for Henry Ford Museum Village, 3.02%, 12/1/33(a)		360,000
160,000	Michigan Strategic Fund for M&P CAP, Series A, 3.27%, 6/1/34(a)		160,000
200,000	Michigan Strategic Fund for Mot LLC, 3.20%, 12/1/34(a)		200,000
600,000	Michigan Strategic Fund for Mot LLC, 3.21%, 12/1/34(a)		600,000
550,000	Milan Michigan Area School, 3.18%,5/1/30(a)		550,000
500,000	Oakland County Michigan EDC for Graphic-Techonolgy INC, 3.27%, 4/1/28(a)		500,000
825,000	Oakland University, 3.2%, 3/1/31(a)		825,000
660,000	Wayne Charter County, Series A, 3.24%,12/1/16(a)		660,000
			9,305,000

	PUERTO RICO - 4.8%
550,000	Puerto Rico Government Development Bank, 3.06%, 12/1/15(b)		550,000
			550,000

	Total Investments (Cost $9,855,000)	86.7%	9,855,000
	Other Assets, Less Liabilities	13.3	1,505,516
	Net Assets	100.0%	$11,360,516

RESERVE TAX-EXEMPT TRUST - NEW JERSEY TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-FEBRUARY 28, 2006  (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 87.8%		Value
	NEW JERSEY - 87.8%
$1,160,000	Atlantic County Pooled Government Loan Program, 3.20%, 7/1/26(a)		$1,160,000
1,350,000	Hudson County NJ Impt Auth , 3.12%, 7/15/26(a)		1,350,000
2,000,000	Monmouth County NJ Improv Auth, 3.25%, 8/1/16(a)		2,000,000
1,600,000	New Jersey EDA for Airis Newark Project , 3.14%, 1/1/19(a)		1,600,000
2,400,000	New Jersey EDA for Bayonne Dock, 2.93%, 12/1/27(a)		2,400,000
2,400,000	New Jersey EDA for Foreign Trade, Series 98, 3.01%, 12/1/07(a)		2,400,000
1,900,000	New Jersey EDA for RJB Assoc LP,3.18%, 8/1/08(a)		1,900,000
900,000	New Jersey EDA for Stolthaven Perth Amboy, 2.88%, 1/15/18(a)		900,000
1,200,000	New Jersey EDA for Economic Recovery Notes, 2.94%, 7/1/26(a)		1,200,000
2,000,000	New Jersey EDA for Port Newark Container, 3.23%, 7/1/30(a)		2,000,000
900,000	New Jersey Health Care Facs St Barnabas, Series 2001 A, 3.16%, 7/1/31(a)		900,000
800,000	New Jersey HCF Authority Cap Asset Ser A, 3.11%, 7/1/35(a)		800,000
2,400,000	New Jersey EDA for Golf Asso, Project, 3.18%, 5/1/23(a)		2,400,000
4,900,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.14%, 9/1/31(a)		4,900,000
4,700,000	New Jersey EDA for Geriatrics Housing Services Series P-J, 3.16%, 11/1/31(a)		4,700,000
2,000,000	New Jersey EDA for Huntingtn SCH Princeton, 3.18%,11/1/34(a)		2,000,000
2,830,000	New Jersey Sports Authority Expo, Series C, 3.12%, 9/1/24(a)		2,830,000
2,000,000	New Jersey State Tax & Revenue,Series A, 4.00%, 6/23/06(a)		2,000,000
2,840,000	New Jersey EDA for Princeton University, Series B, 2.90%, 7/1/21(a)(c)		2,840,000
1,900,000	New Jersey State Housing, Series D, 3.22%, 10/11/26(a)		1,900,000
1,000,000	New Jersey Turnpike Authority, Series 91-D, 3.15%, 1/1/18(a)		1,000,000
1,200,000	New JerseyTurnpike Auth Var C-1 , 3.16%, 1/1/24(a)		1,200,000
2,885,000	Port Authority of New York & New Jersey , 2.98%, 8/1/24(a)		2,885,000
5,000,000	NY Salem County, NJ Impt Auth, 3.17%, 4/1/34(a)		5,000,000
			52,265,000

	Total Investments (Cost* $52,265,000.00)	87.8%	52,265,000
	Other Assets, Less Liabilities	12.2	7,262,847
	Net Assets	100.0%	$59,527,847

RESERVE TAX-EXEMPT TRUST - OHIO TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 100.1%		Value
	OHIO - 100.1%
$500,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.21%, 11/1/34(a)		$500,000
375,000	Allen County HCF for Mennonite Home, 3.20%, 2/1/18(a)		375,000
800,000	Butler County HCF for Lifesphere, 3.06%, 5/1/27(a)		800,000
500,000	Centerville HCR for Bethany Lutheran, 3.24%, 5/1/08(a)		500,000
395,000	Cleveland Airport Systems Revenue, Series D, 3.24%, 1/1/27(a)		395,000
600,000	Cleveland Income Tax Revenue, 3.08%, 5/15/24(a)		600,000
830,000	Cuyahoga County Cleveland Health, 3.23%, 3/1/32(a)		830,000
435,000	Cuyahoga County for S&R Playhouse, 3.15%, 12/1/09(a)		435,000
700,000	Cuyahoga County HCF for Devon Oaks, 3.20%, 2/1/34(a)		700,000
700,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.22%, 7/1/31(a)		700,000
800,000	Evandale County IDR for SHV Realty Inc., 3.27%, 9/1/15(a)		800,000
745,000	Franklin County Hospital Revenue for U.S. Health Corp., Series A, 3.18%, 12/1/21(a)		745,000
855,000	Geauga County for Heather Hill Inc, 3.19%, 7/1/23(a)		855,000
630,000	Greene County IDA for Fairview, Series B, 3.17%, 1/1/11(a)		630,000
555,000	Hamilton County HRB for Alliance Health, Series A, 3.08%, 1/1/18(a)		555,000
195,000	Kent State University Receipts, 3.20%, 5/1/31(a)		195,000
700,000	Licking County HCF, 3.19%, 11/1/33(a)		700,000
935,000	Middleburgh Heights HR for Southwest General Health, 3.21%, 8/15/22(a)		935,000
400,000	Ohio Air Quality DAR for Edison, Series C, 2.95%, 6/1/23(a)		400,000
570,000	Ohio State Higher Educational Facility Revenue for Ashland Univ. 3.23%, 9/1/24(a)		570,000
1,500,000	Ohio State Higher Educational Facility Revenue for Western Univ. 2.95%, 10/1/31(a)		1,500,000
600,000	Ohio State University, 3.13%, 12/1/17-12/1/27(a)(c)		600,000
1,160,000	Ohio WDA PCR for Cleveland Electric, Series B, 3.23%, 8/1/20(a)		1,160,000
1,000,000	Ohio WDA PCR for Edison Project B, 3.04%, 9/1/18(a)		1,000,000
800,000	Toledo City Services Special Assessment, 3.19%, 12/1/06(a)		800,000
500,000	Toledo County Port Authority, 3.19%, 15/15/38(a)		500,000
			17,780,000

	Total Investments (Cost* $17,780,000)	100.1%	17,780,000
	Liabilities in Excess of Cash and other Assets	(0.1)	(25,673)
	Net Assets	100.0%	$17,754,327

RESERVE TAX-EXEMPT TRUST - PENNSYLVANIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 92.8%		Value
	PENNSYLVANIA -92.8%
250,000	Allentown IDA for Diocese of Alletown 2.93%, 12/1/29(a)		$250,000
900,000	Allegheny Higher Education for Carnegie Mellon University, 2.93%, 12/1/33(a)		900,000
1,800,000	Allegheny IDA for UPMC Health Systems, Series C, 3.20%, 3/1/15(a)		1,800,000
2,500,000	Beaver County IDA for Firstenergy Nuclear, 3.21%, 1/1/35(a)		2,500,000
125,000	Berks County IDR for Visiting Nurse Services, Series A, 3.30%, 12/1/15(a)		125,000
595,000	Berks County IDA for Visiting Nurse Services, Series A, 3.45%, 12/1/15(a)		595,000
3,800,000	Bucks County IDA for Shv Real Estate Inc, 3.27%, 7/1/15(a)		3,800,000
64,000	Chartiers Valley IDR, 3.21%, 8/1/07(a)		64,000
1,585,000	Cumberland County PA, 3.18%, 12/1/32(a)		1,585,000
2,100,000	Chester County IDA for Archdiocese, 2.93%, 7/1/31(a)		2,100,000
700,000	Delaware County IDR for Sun, Inc., 3.20%, 11/1/33(a)		700,000
5,000,000	Emmaus General Authority Revenue, Series G, 3.23%, 3/1/24(a)		5,000,000
1,765,000	Energy Development Authority for Ebensburg Project 3.24%, 12/1/11(a)		1,765,000
700,000	Indiana County IDA for Conemaugh 3.27%, 6/1/27(a)		700,000
1,480,000	Lawrence County IDA for Var Villa Maria PJ., 3.23%, 7/1/33(a)		1,480,000
1,965,000	Lebanon County HCF for ECC Retirement Village, 3.23%, 10/15/25(a)		1,965,000
1,900,000	Lehigh County IDA, 3.27%, 12/1/15(a)		1,900,000
2,000,000	Manheim School District, 3.18%, 5/1/23(a)		2,000,000
370,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 3.30%, 2/1/25(a)		370,000
1,600,000	Pennsylvania Higher Education Agency for Ebensburg Project, 3.23%, 1/1/18(a)		1,600,000
1,800,000	Pennsylvania Higher Education Facility for Associated Independent Colleges, 3.18%, 11/1/14(a)		1,800,000
2,200,000	Pennsylvania State Turnpike, Series A3, 3.21%, 12/1/30(a)		2,200,000
500,000	Philadelphia Housing and Higher Education Authority for Childrens Hospital, 3.17%, 3/1/27(a)		500,000
1,840,000	Philadelphia IDR for Fox Chase Cancer Center Project, 2.99%, 7/1/25(a)		1,840,000
1,655,000	Quakertown Pennsylvania General Authority Revenue, 3.20%, 7/1/26(a)		1,655,000
840,000	Schuylkill County IDA for Northeastern Power, 3.02%, 12/1/22(a)		840,000
2,000,000	Washington County, 3.18%, 7/1/34(a)		2,000,000
2,500,000	Westmoreland County Redstone Highlands, 3.20%, 1/1/36(a)		2,500,000
2,690,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.17%, 1/1/21(a)		2,690,000
			47,224,000

	Total Investments (Cost* $47,224,000)	92.8%	47,224,000
	Other Assets, Less Liabilities	7.2	3,638,768
	Net Assets	100.0%	$50,862,768

RESERVE TAX-EXEMPT TRUST - VIRGINIA TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS-FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 75.2%		Value

	VIRGINIA - 63.2%
$1,600,000	Alexandria County IDA for Goodwin House, 2.98%, 10/1/35(a)		$1,600,000
500,000	Charlottesville IDA for Seminole, Series B, 3.25%, 12/1/13(a)		500,000
775,000	Chesapeake Virginia Hospital, Series B, 3.19%, 7/1/31(a)		775,000
970,000	Clarke County IDR, 3.20%, 1/1/30(a)		970,000
980,000	Fairfax County EDA Smithsonian Institute, Series A, 3.20%, 12/01/33		980,000
975,000	Hampton MFH for Shoreline Apartments, 3.21%, 12/1/19(a)		975,000
530,000	Hanover County IDA for Covenent Woods, 3.22%, 7/1/29(a)		530,000
600,000	Henrico County EDA (CITI-AMT)for White oaks LTD Proj., 3.25%, 10/1/27(a)		600,000
700,000	King George County VA Inc. proj.,3.24%,9/01/21		700,000
300,000	Norfolk, VA Hospital (Children), 3.19%, 06/1/20		300,000
1,545,000	Peninsula Port Authority for Dominion Terminal, 2.98%, 7/1/16(a)		1,545,000
205,000	Portsmouth Redev Marsh Landing PJ,Series A, 3.24%, 6/1/30(a)		205,000
970,000	Richmond IDA for Cogentrix of Richmond Proj A, 3.08%, 12/1/17(a)		970,000
1,930,000	University of Virginia Revenue, Series A, 3.10%, 6/1/34(a)(c)		1,930,000
			12,580,000

	PUERTO RICO - 12.0%
980,000	Puerto Rico GVTBank, 3.06%,12/1/15(b)		980,000
1,400,000	Puerto Rico Highway & Transportation Authority, Series A, 3.15%, 7/1/28(b)		1,400,000
			2,380,000

	Total Investments (Cost* $14,960,000)	75.2%	14,960,000
	Other Assets, Less Liabilities	24.8	4,926,670
	Net Assets	100.0%	$19,886,670

Security Type Abbreviations

CDA -	Community Development Authority	HFC -	Housing Finance Corporation
DAR -	Development Authority Revenue Bonds	HRB -	Hospital Revenue Bonds
DFA -	Development Finance Agency	IDA -	Industrial Development Authority Revenue Bonds
EDA -	Economic Development Authority Revenue Bonds	IDR -	Industrial Development Agency Revenue Bonds
EDC -	Economic Development Corporation	IFA -	Industrial Finance Authority
EFA -	Education Facilities Authority	LGAC -	Local Government Assistance Corp.
GO -	General Obligation Bonds	MFH -	Multifamily Housing Revenue Bonds
HCF -	Health Care Facilities Revenue Bonds	MHR -	Multifamily Housing Revenue Bonds
HCR -	Health Care Revenue	PCR -	Pollution Control Revenue Bonds
HDA -	Housing Development Authority	PFA -	Public Finance Authority
HDR -	Housing Development Revenue	WDA -	Water Development Authority
HEFA -	Health & Education Facilities Authority	WRA -	Water Resource Authority
HFA -	Housing Finance Authority Revenue Bonds	WSR -	Water & Sewer System Revenue Bonds

(a)  Variable rate securities. The interest rates shown are as reported on August 31, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)  Securities are collaterialized by bank letters of credit or other agreements.

(c)  Obligations of educational facilities.

  *   The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

  ^   Amount is less than 0.05%.

Item 2.                                   Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Tax-Exempt Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 28, 2006

*  Print the name and title of each signing officer under his or her signature.